Business Combinations - Fair Value, Valuation Techniques and Related Unobservable Inputs (Detail) - 2017 Acquisitions $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value	$ 55
Customer Relationships
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value	51
Customer Relationships | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value	$ 51
Valuation Technique	Multi-period excess earnings method
Customer Relationships | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Growth rate	(5.00%)
Attrition rate	5.00%
Discount rate	13.00%
Customer Relationships | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Growth rate	7.50%
Attrition rate	10.50%
Discount rate	35.00%
Trade Names
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value	$ 4
Trade Names | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value	$ 4
Valuation Technique	Relief-from-royalty method
Trade Names | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate	13.00%
Royalty rate	0.50%
Trade Names | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate	35.00%
Royalty rate	1.50%